ASSET RETIREMENT OBLIGATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ASSET RETIREMENT OBLIGATION (Tables)
Changes in Asset Retirement Obligations

Changes in the asset retirement obligation were as follows:

Balance, December 31, 2013	$1,182,410
Liabilities acquired	294,772
Liabilities incurred	299,660
Accretion expense	24,382
Balance, March 31, 2014	$1,801,224

A reconciliation of the asset retirement obligation for the years ended December 31, 2012 and 2013 is as follows:

Balance, December 31, 2011	$274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance, December 31, 2012	$496,286
Liabilities incurred	481,296
Revision of estimate	211,691
Liabilities settled	(60,544)
Accretion expense	53,681
Balance, December 31, 2013	$1,182,410